UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21259
                                                    ----------

                    GMAM Absolute Return Strategies Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: (212) 418-6307
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2005
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


GMAM ABSOLUTE RETURN STRATEGY FUND I
(A Series of GMAM Absolute Return Strategies Fund, LLC)

SEMI-ANNUAL REPORT TO MEMBERS FOR THE
SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page

Schedule of Investments                                                    1 - 3

Statement of Assets, Liabilities and Members' Capital                          4

Statement of Operations                                                        5

Statements of Changes in Members' Capital                                      6

Statement of Cash Flows                                                        7

Notes to Financial Statements                                             8 - 13

Additional Information                                                        14

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                             INITIAL                     NUMBER    PERCENTAGE OF
                                           ACQUISITION                     OF         MEMBERS'        FAIR
                                              DATE          COST         SHARES       CAPITAL         VALUE
                                              ----          ----         ------       -------         -----
INVESTMENTS IN INVESTMENT FUNDS
^ # (98.30%)
CONVERTIBLE ARBITRAGE (2.99%)
Aristeia International Limited, Class A       Mar-03    $ 60,000,000     118,501        2.99%      $  64,425,160
                                                                                                   -------------
                                                                                                      64,425,160
                                                                                                   -------------
DISTRESSED INVESTMENT (15.95%)
Avenue Europe International, Ltd.,
  Class D, Series 0805                        Aug-05      37,500,000       3,750        1.78%         38,410,691
Avenue Europe International, Ltd.,
  Class D, Series 0905                       Sept-05      20,000,000       2,000        0.94%         20,256,926
Cerberus International, Ltd.                  Dec-01      45,000,000         151        3.36%         72,302,190
Greywolf Capital Overseas Fund,
  Class A Initial Series                      Dec-04      75,000,000      60,063        3.80%         81,717,427
King Street Capital, L.P.                     Jun-02      60,000,000           *        3.92%         84,377,487
STYX International Fund, Ltd.,
  Series 1                                    Apr-02      37,442,600      17,024        2.15%         46,264,222
                                                                                                   -------------
                                                                                                     343,328,943
                                                                                                   -------------
EQUITY MARKET NEUTRAL (3.41%)
Numeric European Market Neutral
  Offshore Fund I, L.P.                       Aug-03      34,894,296           *        1.88%         40,335,220
Numeric Japanese Market Neutral
  Offshore Fund III Ltd
     Class B Series 1                         Dec-02      25,000,000     250,000        1.53%         32,963,450
                                                                                                   -------------
                                                                                                      73,298,670
                                                                                                   -------------
EVENT DRIVEN (8.02 %)
Castlerigg International Limited,
  Class Aa Series 1                           Nov-03      60,000,000     255,073        3.29%         70,690,870
CNH MA I Ltd., Class C Series Initial         Nov-01      20,054,405         199        1.01%         21,798,220
Empyrean Capital Overseas Fund
  Ltd., Class A Series 1                      Aug-04      50,000,000      49,971        2.53%         54,425,491
Empyrean Capital Overseas Fund
  Ltd., Class A Series 5 05                   Apr-05      25,000,000      25,000        1.19%         25,660,000
                                                                                                   -------------
                                                                                                     172,574,581
                                                                                                   -------------
LONG/SHORT EQUITY (40.40%)
Alson Signature Fund Offshore
  Ltd., Class A Series 1                      Apr-04      50,000,000      43,089        2.83%         60,971,542
Artis Technology Partners Ltd.,
  Class A Series 1                            Jan-04      46,121,727     367,578        2.49%         53,510,806
Artis Technology 2X Ltd., Class A
  Series 1                                    Aug-04      20,000,000     183,310        1.15%         24,829,449
Black Bear Offshore Fund Limited,
  Class A                                     Jan-02      30,000,000     126,047        2.63%         56,556,896
Front Point Offshore Healthcare
  Fund, L.P.                                  May-05      75,000,000           *        3.70%         79,524,931
Front Point Offshore Value
  Discovery Fund, L.P.                        May-04      80,000,000           *        4.33%         93,238,606
Kinyan Capital, L.P.                          Aug-05      20,000,000           *        0.92%         19,761,026

                                                FIRST
                                              REDEMPTION
                                             DATE WITHOUT
                                                 FEES**      LIQUIDITY***
                                                 ------      ------------
INVESTMENTS IN INVESTMENT FUNDS
^ # (98.30%)
CONVERTIBLE ARBITRAGE (2.99%)
Aristeia International Limited, Class A            N/A        Quarterly



DISTRESSED INVESTMENT (15.95%)
Avenue Europe International, Ltd.,
  Class D, Series 0805                          9/30/07       Quarterly
Avenue Europe International, Ltd.,
  Class D, Series 0905                          9/30/07       Quarterly
Cerberus International, Ltd.                      N/A         Quarterly
Greywolf Capital Overseas Fund,
  Class A Initial Series                       11/30/06       Annually
King Street Capital, L.P.                         N/A         Quarterly
STYX International Fund, Ltd.,
  Series 1                                        N/A         Annually



EQUITY MARKET NEUTRAL (3.41%)
Numeric European Market Neutral
  Offshore Fund I, L.P.                           N/A          Monthly
Numeric Japanese Market Neutral
  Offshore Fund III Ltd
     Class B Series 1                             N/A          Monthly



EVENT DRIVEN (8.02 %)
Castlerigg International Limited,
  Class Aa Series 1                               N/A         Quarterly
CNH MA I Ltd., Class C Series Initial             N/A         Quarterly
Empyrean Capital Overseas Fund
  Ltd., Class A Series 1                          N/A         Quarterly
Empyrean Capital Overseas Fund
  Ltd., Class A Series 5 05                     6/30/06       Quarterly



LONG/SHORT EQUITY (40.40%)
Alson Signature Fund Offshore
  Ltd., Class A Series 1                          N/A         Quarterly
Artis Technology Partners Ltd.,
  Class A Series 1                                N/A          Monthly
Artis Technology 2X Ltd., Class A
  Series 1                                      2/28/07(1)     Monthly
Black Bear Offshore Fund Limited,
  Class A                                         N/A         Quarterly
Front Point Offshore Healthcare
  Fund, L.P.                                      N/A         Quarterly
Front Point Offshore Value
  Discovery Fund, L.P.                            N/A         Quarterly
Kinyan Capital, L.P.                            9/30/07       Quarterly

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)


                                             INITIAL                     NUMBER    PERCENTAGE OF
                                           ACQUISITION                     OF         MEMBERS'        FAIR
                                              DATE          COST         SHARES       CAPITAL         VALUE
                                              ----          ----         ------       -------         -----
INVESTMENTS IN INVESTMENT FUNDS ^ #
(98.30%) (CONTINUED)

LONG/SHORT EQUITY (40.40%) (CONTINUED)
Kinyan Capital Offshore Fund, Ltd.,
   Class A Series 6                          Aug-05     $ 30,000,000     286,711        1.38%     $   29,613,670
Rosehill Japan Fund Ltd., Class A            Apr-02       15,000,000         788        0.92%         19,856,549
Rosehill Japan Fund Ltd., Class C            Apr-02       25,000,000       1,291        1.51%         32,530,577
Scout Capital Fund, Ltd., Class A
   Series 1                                  Dec-01       64,945,547     477,802        4.00%         86,100,169
Spring Point Institutional Partners,
L.P.                                         Feb-03       60,000,000           *        3.00%         64,445,889
Spring Point Opportunity Offshore
   Fund, Class A Series 2005-01-01           Jan-05       20,000,000     200,000        1.00%         21,508,000
Stadia Capital Limited, Class AB
   Series 1                                  Jan-04       85,000,000     590,140        4.33%         93,200,132
Tosca Fund Ltd., USD Class                   Apr-02       39,189,699     265,697        2.63%         56,593,715
Zaxis Offshore Limited, Class A1             Nov-01       45,000,000      36,901        2.43%         52,387,209
Zaxis Offshore Limited, Class A47            May-04       25,000,000      25,000        1.15%         24,728,500
                                                                                                  --------------
                                                                                                     869,357,666
                                                                                                  --------------
MULTI-STRATEGY (22.54%)
Deephaven Market Neutral Fund
  Ltd., Class A2   Series N-05/2004          May-04       75,000,000      75,156        3.80%         81,703,086
Double Black Diamond Ltd.,
   Series B - Unrestricted                   Feb-04      100,000,000     515,478        4.88%        104,987,408
Sagamore Hill Fund Ltd., Class
   AA Series 118                             Apr-04       75,000,000      75,184        3.56%         76,702,409
Shepherd Investments International
   Limited, Class A                          Jan-02       77,733,535      29,115        4.63%         99,677,126
Silverback Offshore Ltd (USD),
   Class A1 Series 12                        Apr-04       50,000,000      50,000        1.94%         41,830,864
UBS Global Equity Arbitrage
   Limited, Class M Series 1                 Oct-01       73,441,004      76,590        3.73%         80,196,192
                                                                                                  --------------
                                                                                                     485,097,085
                                                                                                  --------------
RELATIVE VALUE (4.99%)
AQR Absolute Return Offshore
   Fund Ltd., Class A  Series Initial 4      Aug-03       40,000,000         298        2.11%         45,538,496
The Obsidian (Offshore) Fund,
   Class III Master Series                   Feb-04       20,000,000      18,221        1.06%         22,733,822
The Obsidian (Offshore) Fund,
   Class IV Master Series                    Sep-01       35,000,000      33,623        1.82%         39,115,919
                                                                                                  --------------
                                                                                                     107,388,237
                                                                                                  --------------

TOTAL INVESTMENTS IN INVESTMENT FUNDS ^ # (COST  $1,826,322,813)                                   2,115,470,342
                                                                                                  --------------

                                                FIRST
                                              REDEMPTION
                                             DATE WITHOUT
                                                FEES**       LIQUIDITY ***
                                                ------       -------------
INVESTMENTS IN INVESTMENT FUNDS ^ #
(98.30%) (CONTINUED)

LONG/SHORT EQUITY (40.40%) (CONTINUED)
Kinyan Capital Offshore Fund, Ltd.,
   Class A Series 6                             9/30/07       Quarterly
Rosehill Japan Fund Ltd., Class A                  N/A        Quarterly
Rosehill Japan Fund Ltd., Class C                  N/A        Quarterly
Scout Capital Fund, Ltd., Class A
   Series 1                                        N/A        Quarterly
Spring Point Institutional Partners,
L.P.                                               N/A        Quarterly
Spring Point Opportunity Offshore
   Fund, Class A Series 2005-01-01              3/31/06       Quarterly
Stadia Capital Limited, Class AB
   Series 1                                        N/A        Quarterly
Tosca Fund Ltd., USD Class                         N/A        Quarterly
Zaxis Offshore Limited, Class A1                   N/A         Monthly
Zaxis Offshore Limited, Class A47                  N/A         Monthly



MULTI-STRATEGY (22.54%)
Deephaven Market Neutral Fund
  Ltd., Class A2   Series N-05/2004             6/30/06(2)     Monthly
Double Black Diamond Ltd.,
   Series B - Unrestricted                      3/31/07(3)    Quarterly
Sagamore Hill Fund Ltd., Class
   AA Series 118                                   N/A        Quarterly
Shepherd Investments International
   Limited, Class A                                N/A        Quarterly
Silverback Offshore Ltd (USD),
   Class A1 Series 12                              N/A        Quarterly
UBS Global Equity Arbitrage
   Limited, Class M Series 1                       N/A        Quarterly



RELATIVE VALUE (4.99%)
AQR Absolute Return Offshore
   Fund Ltd., Class A  Series Initial 4            N/A        Quarterly
The Obsidian (Offshore) Fund,
   Class III Master Series                         N/A        Quarterly
The Obsidian (Offshore) Fund,
   Class IV Master Series                          N/A        Quarterly




TOTAL INVESTMENTS IN INVESTMENT FUNDS ^ # (COST  $1,826,322,813)


                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                     FAIR
                                                                     VALUE
                                                                     -----
INVESTMENTS IN TIME DEPOSIT (1.96%)

JP Morgan Chase Nassau Time Deposit, 3.78%, October 3 2005      $    42,250,189
                                                                ---------------

TOTAL INVESTMENTS (COST $1,868,573,002)                           2,157,720,531
                                                                ---------------

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.26%)                       (5,623,621)
                                                                ---------------

MEMBERS' CAPITAL (100.00%)                                      $ 2,152,096,910
                                                                ===============

#   - Non-income producing securities.

^   - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of September 30, 2005 was $1,826,322,813 and $2,115,470,342,
      respectively.

*   - Security is a partnership that does not issue shares.

**  - See discussion in Note 7 to the financial statements.

*** - Available frequency of redemptions.

(1) The initial subscription into Artis Technology 2X Ltd., Class A Series 1 in the amount of $10,000,000 is not subject to an early redemption fee. The subsequent subscriptions in the amounts of $5,000,000 and $5,000,000 may be redeemed without early redemption fees based on the valuation dates of February 28, 2007, and July 31, 2007, respectively.

(2) The initial subscription into Deephaven Market Neutral Fund Ltd., Class A2 Series N-05/2004 in the amount of $50,000,000 and the subsequent subscriptions in the amounts of $25,000,000 may be redeemed without early redemption fees based on the valuation dates of June 30, 2006, and September 30, 2006, respectively.

(3) The initial subscription into Double Black Diamond Ltd., Series B - Unrestricted in the amount of $50,000,000 and the subsequent subscriptions in the amounts of $50,000,000 may be redeemed without early redemption fees based on the valuation dates of March 31, 2007, and June 30, 2007, respectively.

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments in Investment Funds, at fair value (cost $1,826,322,813)      $ 2,115,470,342
Investment in Time Deposit (cost $42,250,189)                                  42,250,189
Interest receivable                                                               122,256
                                                                          ---------------
     Total assets                                                           2,157,842,787
                                                                          ---------------

LIABILITIES
Management fees payable                                                         5,235,497
Accounting & administration fees payable                                          187,702
Other accrued expenses                                                            322,678
                                                                          ---------------
     Total liabilities                                                          5,745,877
                                                                          ---------------

MEMBERS' CAPITAL                                                          $ 2,152,096,910
                                                                          ===============

MEMBERS' CAPITAL:
   Represented by:
     Capital                                                              $ 1,900,751,661
     Accumulated net unrealized appreciation on investments                   289,147,529
     Accumulated net realized gain from investments in Investment Funds         4,917,608
     Accumulated net investment loss                                          (42,719,888)
                                                                          ---------------
MEMBERS' CAPITAL                                                          $ 2,152,096,910
                                                                          ===============

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30,2005 ( UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:

  Dividends                                                                    $    382,733
  Interests                                                                         325,018
                                                                               ------------
  Total investment income                                                           707,751
                                                                               ------------


EXPENSES:
  Management fees                                                                10,079,844
  Accounting and administration fees                                                317,672
  Professional fees                                                                 177,610
  Board of Managers' fees                                                            36,250
  Miscellaneous expenses                                                             86,988
                                                                               ------------
  Total  expenses                                                                10,698,364
                                                                               ------------

NET INVESTMENT LOSS                                                              (9,990,613)
                                                                               ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT IN
  INVESTMENT FUNDS

    Net realized gain on investments in Investment Funds                          8,376,406
    Net change in unrealized appreciation on investments in Investment Funds     87,892,637
                                                                               ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN
  INVESTMENT FUNDS                                                               96,269,043
                                                                               ------------

NET INCREASE IN MEMBERS' CAPITAL
  DERIVED FROM INVESTMENT OPERATIONS                                           $ 86,278,430
                                                                               ============

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                    Six Months Ended         For the
                                                                    September 30,2005       Year Ended
                                                                       (Unaudited)        March 31, 2005
MEMBERS' CAPITAL, BEGINNING OF PERIOD                                $ 1,933,318,480     $ 1,144,829,064

     Capital contributions                                               132,500,000         712,000,000

     Capital withdrawals                                                          --                  --

     Net investment loss                                                  (9,990,613)        (17,876,907)

     Net realized gain/(loss) on investments in Investment Funds           8,376,406          (2,275,620)

     Net change in unrealized appreciation on investments
           in Investment Funds                                            87,892,637          96,641,943
                                                                     ---------------     ---------------

MEMBERS' CAPITAL, END OF PERIOD                                      $ 2,152,096,910     $ 1,933,318,480
                                                                     ===============     ===============

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' Capital derived from investment operations          $   86,278,430
   Adjustments to reconcile net increase in members' capital derived from investment operations to net cash used for operating activites:
           Purchases of investments in  Investment Funds                       (222,500,000)
           Proceeds from disposition of investments in Investment Funds          53,033,334
           Proceeds from disposition of investments in Money Market Fund         42,385,911
           Purchase of investment in Time Deposit                               (42,250,189)
           Net realized gain on investments in Investment Funds                  (8,376,406)
           Net unrealized appreciation on investments in Investment Funds       (87,892,637)
           Decrease in receivable from investments in Investment Funds           46,510,590
           Increase in interest receivable                                         (122,256)
           Increase in management fees payable                                      408,732
           Decrease in accounting and administration fees payable                   (40,844)
           Increase in other accured expenses                                        65,335
                                                                             --------------
         Net cash used in operating activities                                 (132,500,000)
                                                                             --------------

CASH FLOW FROM FINANCING ACTIVITIES
   Capital contributions                                                        132,500,000
   Capital withdrawals                                                                   --
                                                                             --------------
           Net cash provided by financing activities                            132,500,000
                                                                             --------------

NET CHANGE IN CASH AND CASH EQUIVALENTS                                                  --

CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD                                         --
                                                                             --------------

CASH AND CASH EQUIVALENTS AT END OF PERIOD                                   $           --
                                                                             ==============

                 See Accompanying Notes to Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION

      GMAM Absolute Return Strategies Fund, LLC (the "Company") was organized as a Delaware limited liability company on June 13, 2001. In November, 2002, the Company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The interests in the Company are not registered under the Securities Act of 1933, as amended. The Company is organized to offer one or more series of membership interests (each a "Fund" and collectively the "Funds"). The Managers (as defined below) on behalf of the Company may create one or more Funds (and one or more classes of equity membership and/or debt interests in any Fund or Funds) at any time without the approval of the persons who have purchased interests in any Fund ("Members"). Each Fund will have such relative rights, powers and duties, and invest in such securities and other instruments and assets, as the Managers shall deem proper, including rights, powers and duties senior or subordinate to other Funds.

      The Company has created GMAM Absolute Return Strategy Fund I, a series of the Company ("Fund I") which commenced operations on June 26, 2001. The investment advisor for Fund I is General Motors Investment Management Corporation (the "Advisor"), an indirect wholly owned subsidiary of General Motors Corporation ("General Motors"). The Advisor acts as Fund I's investment advisor and manages the investment activities of Fund I.

      Fund I seeks to achieve its objectives through the allocation of capital among selected investment managers (the "Portfolio Managers") or the investment funds that they manage ("Investment Funds"). Fund I primarily invests in Investment Funds and Fund I currently does not have any separate account arrangements with Portfolio Managers. Responsibility for the overall management and supervision of the operations of the Company is vested in the persons or entities ("Managers") that serve as the Board of Managers of the Company ("Board of Managers").

2.    SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - Fund I values its investments in Investment Funds at fair value, which is provided by the Portfolio Managers or the Investment Funds. Under procedures established by the Board of Managers, the Advisor conducts periodic reviews of the valuation methodology used by each Portfolio Manager or Investment Fund to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in its own valuation policies and procedures in determining its net asset value. The valuations provided by the Portfolio Managers and the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds' management. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund I's valuation. As a general matter, the fair value of the Fund I's interest in an Investment Fund represents the amount that the Fund I could reasonably expect to receive from an Investment Fund if the Fund I's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund I believes to be reliable. If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - (CONTINUED)

      the Portfolio Manager or the Investment Fund fails to report a value to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

      INVESTMENT   TRANSACTIONS  AND  RELATED  INVESTMENT  INCOME  -  Investment
      transactions are recorded on a trade date basis. Dividend income and distributions from Underlying Funds are recorded on ex-date.

      Net realized gains or losses are recognized when Fund I redeems or partially redeems its interest in an investment. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      NET ASSET VALUATION - Fund I's net asset value is determined as of the close of business on the last day of each month and on certain other days as determined by the Board of Managers (the "Valuation Date"). All valuations are net of expenses, including accrued management fees and performance fees or allocations payable to the Portfolio Managers.

      FUND EXPENSES - Fund I bears all of its operating expenses other than those specifically required to be borne by the Advisor or another party pursuant to the Investment Advisory Agreement or another agreement with the Company. The Advisor is entitled to reimbursement from Fund I for any expenses that it pays on behalf of Fund I.

      INCOME TAXES - Fund I is treated as a partnership for federal, state and local income tax purposes, and, as such, taxes are the responsibility of the individual members. Therefore, no provision for the payment of federal, state or local income taxes has been made.

      ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates and assumptions, by their nature, are based on judgments and available information. Actual results could differ from these estimates and assumptions.

3.    ALLOCATION OF PROFITS AND EXPENDITURES

      As of the last day of each fiscal period, the net profit or net loss for the fiscal period for Fund I shall be allocated among and credited to or debited against the capital accounts of the Members in accordance with their respective investment percentages in Fund I for such fiscal period. Except as otherwise provided for in the Company's Amended and Restated Limited Liability Company

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3.    ALLOCATION OF PROFITS AND EXPENDITURES (CONTINUED)

      Agreement (the "Agreement"), any expenditures payable by a Fund, to the extent determined by the Board of Managers to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments. These charges shall be debited to the capital accounts of such Members as of the close of the fiscal period during which any such items were paid or accrued by such Fund.

4.    RELATED PARTY TRANSACTIONS

      The Advisor serves as a fiduciary to First Plaza Group Trust, which owns approximately 82.15% of Fund I as of September 30, 2005. First Plaza Group Trust is a group trust representing various employee benefit plans, including plans of General Motors and its affiliates and/or former affiliates. The Advisor also serves as a fiduciary to each of the other Members of Fund I as of September 30, 2005.

      MANAGEMENT FEES - The Advisor is currently paid a fee, calculated monthly and payable quarterly, of 1% per annum based on Fund I's net assets. The Advisor may, in its discretion or as required by applicable law, reimburse or offset the fees incurred by a Member that has a separate advisory or other fiduciary relationship with the Advisor or its affiliates. Prior to Fund I's registration under the 1940 Act, the Advisor was paid an advisory fee by Fund I equal to actual expenses (including allocated salaries and certain items of overhead) incurred by the Advisor while advising and providing administrative services to Fund I.

      The Investment Funds pay asset-based management fees to the Portfolio Managers ranging from 1.00% to 2.00% annually of the net assets of the Investment Funds. Additionally, the Portfolio Managers generally receive incentive fees or incentive allocations of generally up to 20% of the Investments Funds' net profits. These management and incentive fees (as well as other expenses of the Investment Funds) are accounted for in the valuations of the Investment Funds (which are reported in these financial statements net of such fees) and are not included in management fees on the statement of operations.

      BOARD OF MANAGERS FEES - Each member of the Board of Managers who is not an "interested person" of the Company, as defined in the 1940 Act, receives an annual retainer of $20,000 plus a fee of $5,000 for each board meeting attended in person or $2,500 for each board meeting attended telephonically. Currently, one Manager is an "interested person" of the Company. The Company reimburses those Managers who are not "interested persons" for all reasonable out-of-pocket expenses incurred by them in performing their duties.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

5.    ADMINISTRATIVE SERVICES

      PFPC Inc. serves as Administrative, Accounting and Investor Servicing Agent to Fund I and in that capacity provides certain administrative, accounting, record keeping and investor related services. PFPC Inc. receives a monthly fee primarily based upon the average net assets of Fund I, subject to minimum monthly fees.

6.    SECURITIES TRANSACTIONS

      Total purchases and sales of investments in Investment Funds by Fund I for the six months ended September 30, 2005 amounted to $222,500,000 and $53,033,334, respectively.

      The cost of investments in Investment Funds for Federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of September 30, 2005. As such, the tax basis of investments in Investment Funds is listed below adjusted by using the most recent available taxable income adjustment allocated to Fund I as of September 30, 2004.

                                               TAX BASIS          BOOK BASIS
                                               ---------          ----------
      Cost Basis                           $ 1,544,105,573    $ 1,543,162,440
      Gross unrealized gain                    118,249,323        119,192,456
      Gross unrealized loss                     (9,955,195)        (9,955,195)
      Net unrealized gain on investments       108,294,128        109,237,261

      Each Member of Fund I as of September 30, 2005 is organized and created as a tax-exempt trust under Section 501(a) of the Internal Revenue Code.

7.    CREDIT, LIQUIDITY AND MARKET RISK

      Investing in Fund I involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Advisor on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny a redemption request depending on the Investment Fund's governing agreements. As of September 30, 2005, 17.8% of the investments in Investment Funds by Fund I was potentially subject to early redemption fees.

      Additionally,  liquidity  in  Investment  Funds  may be  limited  due to a discretionary "gate" that may be imposed by the Investment Fund. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds. Gates are imposed to prevent disorderly withdrawals in the underlying Investment Funds, and may limit the amount of capital allowed to redeem from Investment Funds on their respective liquidity dates. As of September 30, 2005, 33.4% of the investments in Investment Funds by Fund I was potentially subject to gates.

      Fund I may maintain cash in high-quality, short-term cash equivalents which may not be federally insured. As of September 30, 2005, Fund I has not experienced any losses in such accounts.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

8.    REPURCHASE OF COMPANY INTERESTS

      No Member will have the right to require Fund I or the Company to redeem such Member's interest in Fund I. There is no public market for interests in Fund I and none is expected to develop. Consequently, Members may not be able to liquidate their investment other than as a result of repurchases of interests as described below.

      The Board of Managers may, from time to time and in its sole discretion, determine to cause Fund I to repurchase interests or portions of interests in Fund I from Members pursuant to written tenders by Members as and to the extent provided for in the Agreement.

9.    UNDERLYING FUNDS

      As of September 30, 2005, Fund I did not have any investments in Investment Funds exceeding 5% of Fund I's net assets.

10.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Fund I invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return swap contracts. The Fund I's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund. The Fund I itself does not invest in securities with off-balance sheet risk.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

11.   FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the following periods:

                                                                                                                 Period from
                                   Six Months                                                                  June 26, 2001
                                     Ended               Year                Year                Year          (Commencement
                               September 30, 2005       Ended               Ended               Ended        of Operations) to
                                  (Unaudited)       March 31, 2005      March 31, 2004      March 31, 2003     March 31, 2002
                               -----------------------------------------------------------------------------------------------
Total Return (1)                        4.29%               4.43%             11.64%              (0.48)%            3.08%
Members' capital, end
  of period (000)                 $2,152,097          $1,933,318         $1,144,829            $609,999          $582,821
Portfolio Turnover                      2.72%                  9%                 7%(4)              48%                0%

Annualized ratios to
Average Members' capital: (3)

Operating expenses
(excluding dividend expense)
before reimbursement of
management fee to Fund I                1.07%               1.07%              1.12%               0.73%             0.96%(2)
Dividend expense                        0.00%               0.00%              0.05%               0.03%             0.00%
Reimbursement of
management fee to Fund I                0.00%               0.00%              0.00%               0.00%            (0.30)%(2)
Net expenses                            1.07%               1.07%              1.17%               0.76%             0.66%(2)

Net investment loss                    (0.99%)             (1.06)%            (1.12)%             (0.70)%           (0.60)%(2)

(1) Total return assumes a purchase of an interest in Fund I on the first day and a sale of the interest on the last day of the period noted. Total returns for a period of less than a full year are not annualized. Returns are geometrically linked based on capital cash flow dates during the reporting period.

(2)   The ratios of expenses and net investment loss are annualized.

(3) Average Members' capital is measured using the weighted average Members' capital at each cash flow date.

(4) Does not include transfer of separate account assets to Numeric European Long/Short Fund I L.P.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

ADDITIONAL INFORMATION
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING

A description of Fund I's Proxy Voting Policies and Procedures and Fund I's portfolio securities voting record for the period July 1, 2004 through June 30, 2005 is available on the Securities and Exchange Commission's ("SEC") web site at www.sec.gov. These are found on the site under "Filings and Forms (EDGAR) - Search for Company's Filings" and then "Companies & Other Filers" and may also be obtained at no additional charge by calling collect 302-791-2595.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS ("FORM N-Q")

Fund I files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fund I's Form N-Q is available on the SEC's web site at www.sec.gov (by conducting a "Search for Company Filings") and may be obtained at no additional charge by calling collect 302-791-2595.

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GMAM Absolute Return Strategies Fund, LLC
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ W. Allen Reed
                         -------------------------------------------------------
                           W. Allen Reed, President
                           (principal executive officer)

Date              November 21, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ W. Allen Reed
                         -------------------------------------------------------
                           W. Allen Reed, President
                           (principal executive officer)

Date              November 21, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael E. Klehm
                         -------------------------------------------------------
                           Michael E. Klehm, Treasurer
                           (principal financial officer)

Date              November 21, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.